Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,411,666	$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 3,409,830	$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 13,145,942	$ 12,345,870	$ 9,993,166
Gross Profit	839,408	803,248	725,510	819,439	819,058	777,020	670,936	691,399	3,187,605	2,958,413	2,146,099
Net income attributable to common shareholders	$ 301,965	$ 312,074	$ 240,766	$ 297,018	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 1,151,823	$ 1,049,130	$ 554,065
Diluted earnings per share	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 7.45	$ 6.37	$ 3.40